Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Premium Class
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.22%
Annual Return 2017	0.57%
Annual Return 2018	1.14%
Annual Return 2019	1.14%
Annual Return 2020	0.34%
Annual Return 2021	0.01%
Annual Return 2022	0.91%
Annual Return 2023	2.71%